FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Restricted cash and cash equivalents	$ 0	$ 12,837
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	276	197	$ 204
Total customer accounts receivable and contract assets	5,301	4,432
COVID-19 Pandemic
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Government Grant, Qualified Amount During Period	60		(90)
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	2	2
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,025	4,235
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	184	243
Allowance for doubtful accounts expense 1	176	87
Acquired in business combination	31	0
Net use	(178)	(146)
Balance, end of year	213	184	$ 243
Accounts receivable | Unbilled financing receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,212	2,808
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,270	977
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	324	236
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	118	111
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101	103
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	626	513
Accounts receivable | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 211	$ 182